Document and Entity Information	Nov. 02, 2020	Oct. 31, 2020
Entity Information [Line Items]
Document Type		8-K
Document Period End Date	Oct. 31, 2020
Entity Registrant Name		LIBERTY LATIN AMERICA LTD.
Entity Central Index Key		0001712184
Amendment Flag		false
Entity Incorporation, State or Country Code		D0
Entity File Number		001-38335
Entity Tax Identification Number		98-1386359
Entity Address, Address Line One		Clarendon House
Entity Address, Address Line Two		2 Church Street
Entity Address, City or Town		Hamilton
Entity Address, Postal Zip Code		HM 11
Entity Address, Country		BM
City Area Code		303
Local Phone Number		925-6000
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Class A
Entity Information [Line Items]
Title of 12(b) Security		Class A Common Shares, par value $0.01 per share
Trading Symbol		LILA
Security Exchange Name		NASDAQ
Class C
Entity Information [Line Items]
Title of 12(b) Security		Class C Common Shares, par value $0.01 per share
Trading Symbol		LILAK
Security Exchange Name		NASDAQ